S-K 1602(c) Dilution	Sep. 30, 2025 USD ($) $ / shares shares
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.58
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.42
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (322,817)
Net Tangible Book Value Adjusted	$ 187,041,626
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	25,195,000
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,000,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(1,662,800)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 200,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 301,243
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(6,000,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (224,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	11.34
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (1.34)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (322,817)
Net Tangible Book Value Adjusted	$ (6,958,374)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	5,195,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (200,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(20,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (1,662,800)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 200,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 301,243
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(6,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (224,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.14
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.86
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (322,817)
Net Tangible Book Value Adjusted	$ 138,541,626
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	20,195,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (50,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(5,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (4,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(1,662,800)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 200,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 301,243
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(6,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (224,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.07
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.93
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (322,817)
Net Tangible Book Value Adjusted	$ 90,041,626
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	15,195,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (100,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(10,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (3,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(1,662,800)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 200,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 301,243
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(6,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (224,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.93
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.07
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (322,817)
Net Tangible Book Value Adjusted	$ 41,541,626
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	10,195,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (150,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(15,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (1,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(1,662,800)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 200,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 301,243
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(6,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (224,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000
Over-allotment Option Exercised [Member] | No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.56
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.44
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (322,817)
Net Tangible Book Value Adjusted	$ 215,218,626
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	28,945,000
Over-allotment Option Exercised [Member] | No Redemption [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,900,000)
Over-allotment Option Exercised [Member] | No Redemption [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(1,909,800)
Over-allotment Option Exercised [Member] | No Redemption [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 230,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | No Redemption [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 301,243
Over-allotment Option Exercised [Member] | No Redemption [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,900,000)
Over-allotment Option Exercised [Member] | No Redemption [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	11.33
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (1.33)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (322,817)
Net Tangible Book Value Adjusted	$ (7,881,374)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	5,945,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (230,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(23,000,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (1,909,800)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 230,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 301,243
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,900,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.13
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.87
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (322,817)
Net Tangible Book Value Adjusted	$ 159,443,626
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	23,195,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (57,500,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(5,750,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (5,175,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(1,909,800)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 230,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 301,243
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,900,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.06
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.94
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (322,817)
Net Tangible Book Value Adjusted	$ 103,668,626
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	17,445,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (115,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(11,500,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (3,450,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(1,909,800)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 230,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 301,243
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,900,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.9
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.1
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (322,817)
Net Tangible Book Value Adjusted	$ 47,893,626
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	11,695,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (172,500,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(17,250,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (1,725,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(1,909,800)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 230,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 301,243
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,900,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000